GROUP STRUCTURE (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ (2)	$ 1	$ 8
Share of profit (loss) of joint ventures	144	145	(10)
Total investments in associates and joint ventures	142	146	(2)
CIESA [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	97	89	6
Citelec [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	35	18	2
CTB [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures	12	(21)	(18)
OCP [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of joint ventures		59
OCP [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates			5
SESA [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	3
TGS 1 [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates		1	3
VMOS [Member]
IfrsStatementLineItems [Line Items]
Share of profit (loss) of associates	$ (5)